Subsequent Events (Details) $ / shares in Units, $ in Thousands	Nov. 03, 2025 USD ($) $ / shares shares
Subsequent Events [Line Items]
Number of shares converted | shares	1
Class A Multiple Voting Share [Member]
Subsequent Events [Line Items]
Number of votes	ten
Class B Subordinate Voting Share [Member]
Subsequent Events [Line Items]
Number of votes	one
Commitments amount | $	$ 28,950
SPAC Class A Common Shares [Member]
Subsequent Events [Line Items]
Number of shares redeem | shares	19,428,395
Redemption payments | $	$ 201,154
Price per share | $ / shares	$ 10.35
Trust account | $	$ 227,800
Remained outstanding shares | shares	3,211,605
Business Combination [Member] | Class B Subordinate Voting Share [Member]
Subsequent Events [Line Items]
Number of shares issued | shares	27,500,000
Share issued price per share | $ / shares	$ 10
Aggregate gross proceeds | $	$ 275,000